LONG-TERM DEBT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 EUR (€)	Dec. 31, 2010 EUR (€)
Fixed Rate
Under 1 year		€ 23,621	€ 202,722
Between 1- 5 year		322,690	126,084
After 5 years		1,374,000	1,147,016
Total Senior Debt Fixed Rate		1,720,311	1,475,822
Variable Rate
Under 1 year		612,858	103,958
Between 1- 5 year		214,578	947,999
After 5 years		250,278	272,258
Total Senior Debt Variable Rate		1,077,714	1,324,215
Fixed Rate
Under 1 year		5,222	13,864
Between 1-5 year		0	550,378
After 5 years		240,463	52,081
Total Subordinated Debt Fixed Rate		245,685	616,323
Variable Rate
Under 1 year		1,786	6,042
Between 1- 5 year		129,102	139,560
After 5 years		0	0
Total Subordinated Debt Variable Rate		130,888	145,602
Fixed Rate
Under 1 year		6,456	38,554
Between 1- 5 year		45,558	37,557
After 5 years		43,977	38,250
Total Other Debt fixed Rate		95,991	114,361
Variable Rate
Under 1 year		21,879	6,447
Between 1- 5 year		63,098	72,354
After 5 years		1,488	50,826
Total Other Debt Variable Rate		86,465	129,627
Total long-term debt under 1 year		671,822	371,587
Total long-term debt between 1-5 year		775,026	1,873,932
Total long-term debt after 5 years		1,910,206	1,560,431
Total long-term debt		3,357,054	3,805,950
Long-term Senior Debt
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2016 and demominated in EUR	3.78%	3.88%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2011 and demominated in USD	0.00%	6.37%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2013 and demominated in USD	6.37%	0.00%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2011 demominated in TL	11.94%	11.94%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2012 demominated in RON	0.00%	7.35%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 demominated in EUR	4.75%	1.53%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2012 demominated in USD	2.17%	2.10%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 demominated in BGN	5.00%	5.17%
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and demominated in EUR		1,392,607	1,234,210
Carrying amount of Senior Fixed Rate Debt, maturing up until 2011 and demominated in USD		117,665
Carrying amount of Senior Fixed Rate Debt, maturing up until 2013 and demominated in USD			98,613
Carrying amount of Senior Fixed Rate Debt, maturing up until 2011 demominated in TL		127,581	142,999
Carrying amount of Senior Fixed Rate Debt, maturing up until 2012 demominated in RON		82,458
Total Senior Debt Fixed Rate		1,720,311	1,475,822
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 demominated in EUR		875,643	1,203,963
Carrying amount of Senior Variable Rate Debt, maturing up until 2012 demominated in USD		174,432	97,145
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 demominated in BGN		27,639	23,107
Total Senior Debt Variable Rate		1,077,714	1,324,215
Long-term Subordinated Debt
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Feb. 2015 and demominated in EUR	0.00%	6.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and demominated in EUR	7.00%	0.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and demominated in GBP	6.29%	6.29%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and demominated in JPY	2.76%	2.76%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2013 and demominated in EUR	2.74%	2.51%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and demominated in EUR	2.87%	3.66%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and demominated in EUR	7.42%	0.00%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and demominated in USD	2.84%	3.75%
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Feb. 2015 and demominated in EUR		34,455
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and demominated in EUR			463,032
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and demominated in GBP		109,142	52,850
Carrying amountof Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and demominated in JPY		102,088	100,441
Total Subordinated Debt Fixed Rate		245,685	616,323
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2013 and demominated in EUR		75,562	57,292
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and demominated in EUR		28,869	27,444
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and demominated in EUR			33,642
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and demominated in USD		26,457	27,224
Total Subordinated Debt Variable Rate		€ 130,888	€ 145,602